Investment in Biohaven	12 Months Ended
Mar. 31, 2019
Investment in Biohaven [Abstract]
INVESTMENT IN BIOHAVEN
6.	INVESTMENT IN BIOHAVEN

As of February 15, 2017, the Company held 6,341,500 shares of Biohaven Pharmaceutical Holdings Company Ltd. ("Biohaven") that is being accounted for as available for sale securities following its loss of control, as a subsidiary.

The Company currently accounts for its investment in Biohaven as a financial asset classified as FVTOCI. Biohaven is listed and began trading on New York Stock Exchange effective May 4, 2017.

On January 16, 2018, the Company distributed 6,102,730 shares of its Biohaven stock as a property dividend, on a pro-rata basis, to the shareholders of the Company's ordinary shares. The Company's ordinary shareholders of Portage ordinary shares received one (1) common share of Biohaven as a dividend for each forty-six (46) outstanding ordinary shares of the Company owned as of January 5, 2018, the Record Date. No fractional shares, or cash in lieu of fractional shares, were distributed. In accordance with IFRIC 17.

Between January 3, 2018 and February 1, 2018, the Company sold 236,770 of the Biohaven shares in the open market for an average price of $30.79 per share for total proceeds of $7.3 million.

As at March 31, 2019 and 2018, the fair value of the 2,000 share investment in Biohaven was $102,940 (at a quoted market price of $51.47 per share) and $52,520 (at a quoted market price of $25.76 per share), respectively. The unrealized gain of $50,420 is included in unrealized gain on investment in Biohaven in the accompanying statement of operations and other comprehensive income (loss) for the year ended March 31, 2019.

The following table is a rollforward of the investment in Biohaven as of March 31, 2108 and 2019 (in 000's):

Balance at March 31, 2017	$58,913
Realized gain on investment	126,000
Realized gain transferred to income on disposition of shares	(24,515)
Proceeds from sale of investment	(7,289)
Property dividend of Biohaven shares	(153,056)
Balance at March 31, 2018	53
Unrealized gain on investment	50
Balance at March 31, 2019	$103